Commitments, Contingencies, Guarantees and Indemnifications (Details 3)	Mar. 31, 2015 USD ($)
Future minimum principal payments related to long-term debt:
2016	$ 2,185,700
2017	9,800
2018	10,500
2019	11,300
Thereafter through June 2019	4,000
Total	$ 2,221,300